SCHEDULE OF WARRANT OUTSTANDING AND WARRANT ACTIVITY (Details) (Parenthetical) - Gravitics Inc [Member]	3 Months Ended
Jun. 30, 2026 shares
Subsidiary, Sale of Stock [Line Items]
Warrants exercised	3,835,684
Secured Promissory Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised	2,412,035